Segment Information, Information about Company's Reportable Segments (Details)	3 Months Ended	6 Months Ended
	Dec. 31, 2022 Segment	Jun. 30, 2024 USD ($) Vessel	Jun. 30, 2023 USD ($)
Segment Information [Abstract]
Number of containerships acquired | Vessel		2
Number of reportable segments | Segment	2
Segment Information [Abstract]
Time charter revenues		$ 36,669,776	$ 49,747,081
Total vessel revenues		36,669,776	49,747,081
Voyage expenses (including charges from related party)		(2,012,774)	(2,698,540)
Vessel operating expenses		(14,657,651)	(21,676,527)
Management fees to related parties		(2,486,692)	(3,615,825)
Depreciation and amortization		(7,387,855)	(11,301,547)
Gain of sale of vessel		19,307,595	3,128,568
Gain from a claim		1,411,356	0
Operating income		27,456,684	10,778,134
Interest and finance costs		(4,004,694)	(6,117,641)
Interest income		3,326,854	1,439,909
Foreign exchange losses		(85,658)	(70,792)
Less: Unallocated corporate general and administrative expenses		(3,387,071)	(2,805,076)
Dividend income on equity securities		2,853,165	366,002
(Loss) / Gain on equity securities		15,025,838	(5,104,791)
Net income and comprehensive income from continuing operations, before taxes		45,279,966	1,741,932
Net income and comprehensive income from discontinued operations, before taxes		0	17,513,269
Net income and Comprehensive income, before taxes		45,279,966	19,255,201
Related Party [Member]
Segment Information [Abstract]
Voyage expenses (including charges from related party)		(463,672)	(655,431)
Less: Unallocated corporate general and administrative expenses		(1,599,000)	(1,500,000)
Operating Segment [Member]
Segment Information [Abstract]
Operating income		30,843,755	13,583,210
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Time charter revenues		30,244,797	42,979,593
Total vessel revenues		30,244,797	42,979,593
Voyage expenses (including charges from related party)		(1,701,922)	(2,339,460)
Vessel operating expenses		(12,379,672)	(18,754,397)
Management fees to related parties		(2,127,788)	(3,280,975)
Depreciation and amortization		(4,630,403)	(8,710,367)
Gain of sale of vessel		19,307,595	3,128,568
Gain from a claim		1,411,356	0
Operating income		30,123,963	13,022,962
Operating Segment [Member] | Container Ship Segment [Member]
Segment Information [Abstract]
Time charter revenues		6,424,979	6,767,488
Total vessel revenues		6,424,979	6,767,488
Voyage expenses (including charges from related party)		(310,852)	(359,080)
Vessel operating expenses		(2,277,979)	(2,922,130)
Management fees to related parties		(358,904)	(334,850)
Depreciation and amortization		(2,757,452)	(2,591,180)
Gain of sale of vessel		0	0
Gain from a claim		0	0
Operating income		719,792	560,248
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs		(3,580,372)	(5,812,565)
Interest income		1,950,245	1,161,934
Foreign exchange losses		(10,599)	(66,035)
(Loss) / Gain on equity securities		15,025,838	(5,104,791)
Segment Reconciling Items [Member] | Nonrelated Party [Member]
Segment Information [Abstract]
Dividend income on equity securities		2,853,165	366,002
Segment Reconciling Items [Member] | Related Party [Member]
Segment Information [Abstract]
Dividend income on equity securities		707,777	451,111
Corporate [Member]
Segment Information [Abstract]
Interest and finance costs		(424,322)	(305,076)
Interest income		1,376,609	277,975
Foreign exchange losses		(75,059)	(4,757)
Less: Unallocated corporate general and administrative expenses		$ (3,387,071)	$ (2,805,076)